CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

	As of December 31,
	2024	2023
Cash and bank balances	137,043	298,583
Time deposits	5,050	8,640
TOTAL	142,093	307,223